DEI/Cover Page Document	Aug. 06, 2025
Cover [Abstract]
Entity Central Index Key	0000769520
Title of 12(b) Security	Common Stock
City Area Code	(847)
Entity Address, Address Line One	1400 Toastmaster Drive,
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	THE MIDDLEBY CORPORATION
Entity File Number	001-9973
Entity Tax Identification Number	36-3352497
Entity Address, City or Town	Elgin,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60120
Local Phone Number	741-3300
Trading Symbol	MIDD
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false